Other Intangible Assets, net	12 Months Ended
Dec. 31, 2014
Other Intangible Assets, net
Note 8	Other Intangible Assets, net

In 2014, the changes related to other gross intangible assets were related to foreign currency translation. In 2013, TSYS allocated $401.6 million to other intangible assets due to the acquisition of NetSpend. Refer to Note 24 for more information on acquisitions.

Significant components of other intangible assets as of December 31, 2014 and 2013 are summarized as follows:

	2014
(in thousands)	Gross	Accumulated Amortization	Net
Channel relationships	$318,600	(60,079)	$258,521
Customer relationships	167,140	(87,201)	79,939
Trade name	46,480	(15,680)	30,800
Database	28,000	(8,400)	19,600
Covenants-not-to-compete	14,940	(5,551)	9,389
Trade association	10,000	(4,750)	5,250
Favorable lease	875	(267)	608

Total	$586,035	(181,928)	$404,107

	2013
(in thousands)	Gross	Accumulated Amortization	Net
Channel relationships	$318,600	(20,261)	$298,339
Customer relationships	167,871	(69,114)	98,757
Trade name	46,561	(6,527)	40,034
Database	28,000	(2,800)	25,200
Covenants-not-to-compete	14,940	(2,887)	12,053
Trade association	10,000	(3,750)	6,250
Favorable lease	875	(89)	786

Total	$586,847	(105,428)	$481,419

Amortization related to other intangible assets, which is recorded in selling, general and administrative expenses, was $77.3 million, $50.0 million and $16.6 million for 2014, 2013 and 2012, respectively.

The weighted average useful life for each component of other intangible assets, and in total, as of December 31, 2014 is as follows:

Weighted Average Amortization Period (Yrs)
Channel relationships	8.0
Customer relationships	8.2
Trade name	4.9
Database	5.0
Covenants-not-to-compete	5.3
Trade association	10.0
Favorable Lease	4.9

Total	7.6

Estimated future amortization expense of other intangible assets as of December 31, 2014 for the next five years is:

(in thousands)
2015	$75,770
2016	75,213
2017	74,823
2018	60,166
2019	47,870